United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-2677

                      (Investment Company Act File Number)


                    Federated Municipal Securities Fund, Inc.
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/06


                 Date of Reporting Period: Quarter ended 6/30/05







Item 1.     Schedule of Investments




Federated Municipal Securities Fund, Inc.
Portfolio of Investments
June 30, 2005 (unaudited)



    Principal                                                     Credit
    Amount                                                        Rating           Value

                    MUNICIPAL BONDS--99.0%
                    Alabama--1.4%
$   1,000,000       Alabama Agricultural & Mechanical
                    University, Refunding Revenue Bonds,
                    5.00% (MBIA Insurance Corp.
                    INS)/(Original Issue Yield: 5.15%),
                    11/1/2016                                   AAA / Aaa      $   1,067,370
    1,400,000       Camden, AL IDB, Exempt Facilities
                    Refunding Revenue Bonds (Series
                    2003A), 6.125% (Weyerhaeuser Co.),
                    12/1/2024                                    BBB / NR          1,564,878
    3,000,000       Mobile County, AL IDA, IDRB (Series
                    2000), 6.875% TOBs (Ipsco, Inc.),
                    Mandatory Tender 5/1/2010                       NR             3,287,220
    1,000,000       Tuscaloosa, AL, UT GO Warrants, 5.75%
                    (Original Issue Yield: 5.90%),
                    1/1/2020                                    AA- / Aa3          1,106,820
                    Total                                                          7,026,288
                    Arkansas--0.2%
    1,000,000       Jefferson County, AR, Hospital
                    Revenue Improvement and Refunding
                    Bonds (Series 2001), 5.80% (Jefferson
                    Regional Medical Center)/(Original
                    Issue Yield: 5.90%), 6/1/2021                 A / NR           1,082,230
                    California--7.5%
    1,825,000       California Educational Facilities
                    Authority, Revenue Bonds (Series
                    2005), 5.00% (California College of
                    the Arts), 6/1/2030                        BBB- / Baa3         1,851,298
    1,000,000       California PCFA, Solid Waste Disposal
                    Revenue Bonds (Series 2005A-2), 5.40%
                    (Waste Management, Inc.), 4/1/2025           BBB / NR          1,044,730
    3,940,000       California State Department of
                    Veteran Affairs, Home Purpose Revenue
                    Bonds (Series 1997C), 5.50%, 12/1/2019      AA- / Aa2          4,216,469
    2,000,000       California State Department of Water
                    Resources Power Supply Program, Power
                    Supply Revenue Bonds (Insured
                    Series), 5.375% (AMBAC INS), 5/1/2018       AAA / Aaa          2,225,780
    5,000,000  1    California State, Economic Recovery
                    Revenue Bonds Trust  Program (Series
                    929) RITES, 7.99% (California State
                    Fiscal Recovery Fund), 7/1/2013              NR / Aa3          6,260,600
    3,250,000       California State, UT GO Bonds, 5.75%
                    (Original Issue Yield: 5.75%),
                    5/1/2030                                      A / A3           3,610,782
    3,000,000       California State, Various Purpose UT
                    GO Bonds, 5.125% (Original Issue
                    Yield: 5.16%), 4/1/2023                       A / A3           3,225,180
    2,000,000       California State, Various Purpose UT
                    GO Bonds, 5.25% (Original Issue
                    Yield: 5.32%), 11/1/2025                      A / A3           2,187,340
    1,495,000       California Statewide Communities
                    Development Authority, Certificates
                    of Participation, 6.00% (Sutter
                    Health)/(FSA INS), 8/15/2013                AAA / Aaa          1,671,380
    1,930,000       California Statewide Communities
                    Development Authority, Certificates
                    of Participation, 6.00% (Sutter
                    Health)/(FSA INS), 8/15/2015                AAA / Aaa          2,165,672
    1,000,000       Golden State Tobacco Securitization
                    Corp., CA, (Series A-4), 7.80%,
                    6/1/2042                                    BBB / Baa3         1,200,400
    3,000,000       Golden State Tobacco Securitization
                    Corp., CA, Tobacco Settlement
                    Asset-Backed Revenue Bonds (Series
                    2003A-1), 6.75% (Original Issue
                    Yield: 7.00%), 6/1/2039                     BBB / Baa3         3,379,380
    1,250,000       Southern California Logistics Airport
                    Authority, Tax Allocation Bonds,
                    5.00% (Radian Asset Assurance INS),
                    12/1/2035                                    AA / NR           1,304,613
    1,500,000       University of California, General
                    Revenue Bonds, (Series A), 5.125%
                    (AMBAC INS), 5/15/2020                      AAA / Aaa          1,632,510
    2,500,000       University of California, Hospital
                    Revenue Bonds (Series 2004A), 5.25%
                    (UCLA Medical Center)/(AMBAC INS),
                    5/15/2030                                   AAA / Aaa          2,698,100
                    Total                                                          38,674,234
                    Colorado--2.0%
    2,000,000       Colorado Department of
                    Transportation, Transportation
                    Revenue Anticipation Notes (Series
                    2001A), 5.50% (U.S. Treasury PRF
                    6/15/2011@101), 6/15/2016                   AAA / #Aaa         2,266,480
    760,000         Colorado Health Facilities Authority,
                    Health Facilities Revenue Bonds
                    (Series 2004A), 5.25% (Evangelical
                    Lutheran Good Samaritan
                    Society)/(Original Issue Yield:
                    5.48%), 6/1/2034                             A- / A3           798,273
    6,000,000       Denver, CO Convention Center Hotel
                    Authority, Convention Center Hotel
                    Senior Revenue Bonds (Series 2003A),
                    5.00% (XL Capital Assurance Inc.
                    INS), 12/1/2022                             AAA / Aaa          6,374,400
    1,000,000       Westminster, CO, Sales & Use Tax
                    Revenue Refunding Bonds, (Series A),
                    5.60%, 12/1/2016                             AA / NR           1,078,290
                    Total                                                          10,517,443
                    Connecticut--0.2%
    1,000,000       New Haven, CT, Prefunded UT GO Bonds,
                    (Series B), 5.75% (U.S. Treasury PRF
                    11/1/2009@101)/(Original Issue Yield:
                    5.83%), 11/1/2018                           AAA / Aaa          1,120,730
                    Delaware--0.7%
    800,000         Delaware Health Facilities Authority,
                    Refunding Revenue Bonds (Series
                    2004A), 5.50% (Beebe Medical Center),
                    6/1/2024                                    BBB / Baa1         855,480
    2,500,000       Delaware State, UT GO (Series 2000A),
                    5.25% (U.S. Treasury PRF
                    4/1/2010@100)/(Original Issue Yield:
                    5.40%), 4/1/2016                            AAA / Aaa          2,746,725
                    Total                                                          3,602,205
                    Florida--3.6%
    1,000,000       Broward County, FL Educational
                    Facilities Authority, Educational
                    Facilities Revenue Bonds (Series
                    2004B), 5.50% (Nova Southeastern
                    University), 4/1/2024                       BBB / Baa2         1,060,470
    3,000,000  1    Capital Trust Agency, FL, Revenue
                    Bonds (Series 2001), 10.00% (Seminole
                    Tribe of Florida Convention and
                    Resort Hotel Facilities), 10/1/2033             NR             3,344,910
    665,000         Florida State Board of Education
                    Administration, UT GO Capital Outlay
                    Bonds, 9.125% (Florida
                    State)/(Escrowed In Treasuries
                    COL)/(Original Issue Yield: 9.173%),
                    6/1/2014                                    AAA / #Aaa         881,418
    4,335,000       Florida State Board of Education
                    Administration, UT GO Capital Outlay
                    Bonds, 9.125% (Florida
                    State)/(Original Issue Yield:
                    9.173%), 6/1/2014                           AAA / Aa1          5,749,511
    3,000,000  2    Florida State, UT GO Bonds, Broward
                    County Expressway Authority, 10.00%
                    (Escrowed In Treasuries
                    COL)/(Original Issue Yield: 10.105%),
                    7/1/2014                                    AAA / #Aaa         4,199,490
    1,000,000       Miami-Dade County, FL Expressway
                    Authority, Toll System Revenue Bonds,
                    6.00% (FGIC INS), 7/1/2013                  AAA / Aaa          1,138,020
    2,255,000       St. Johns County, FL IDA, First
                    Mortgage Revenue Bonds (Series
                    2004A), 5.85% (Presbyterian
                    Retirement Communities ), 8/1/2024              NR             2,493,692
                    Total                                                          18,867,511
                    Georgia--2.5%
    5,000,000       Atlanta, GA Airport Passenger
                    Facilities Charge Revenue, Passenger
                    Facilities Charge Revenue Bonds,
                    5.00% (FSA INS), 1/1/2034                   AAA / Aaa          5,300,700
    1,850,000       Bibb County, GA Development
                    Authority, Revenue Bonds, (Series
                    1991 IR-1), 4.85% (Temple-Inland,
                    Inc.), 12/1/2009                             BBB / NR          1,902,928
    1,000,000       Chatham County, GA Hospital
                    Authority, Hospital Improvement
                    Revenue Bonds (Series 2004A), 5.75%
                    (Memorial Health University Medical
                    Center), 1/1/2029                            A- / A3           1,090,090
    2,000,000       Floyd County, GA Development
                    Authority, Environmental Revenue
                    Bonds, 5.70% (Temple-Inland, Inc.),
                    12/1/2015                                   NR / Baa3          2,152,780
    2,000,000       Savannah, GA EDA, Revenue Bonds,
                    6.80% (Savannah College of Art and
                    Design, Inc.)/(U.S. Treasury PRF
                    10/1/2009@102), 10/1/2019                       NR             2,304,340
                    Total                                                          12,750,838
                    Illinois--1.7%
    1,000,000       Chicago, IL Public Building
                    Commission, Revenue Bonds, (Series
                    A), 7.00% (Escrowed In Treasuries
                    COL)/(Original Issue Yield: 7.125%),
                    1/1/2020                                    AAA / Aaa          1,320,260
    1,010,000       Illinois Finance Authority, Refunding
                    Revenue Bonds (Series 2004A), 5.375%
                    (Depaul University), 10/1/2018              NR / Baa1          1,130,150
    3,165,000       Illinois Finance Authority, Refunding
                    Revenue Bonds (Series 2004A), 5.375%
                    (Depaul University), 10/1/2019              NR / Baa1          3,547,902
    1,500,000       Illinois Finance Authority, Refunding
                    Revenue Bonds, 5.25% (OSF Health Care
                    Systems)/(Original Issue Yield:
                    5.30%), 11/15/2023                            A / A2           1,584,300
    1,000,000       Lake County, IL Community School
                    District No. 116, UT GO Bonds, 7.60%
                    (Escrowed In Treasuries COL), 2/1/2014      AAA / Aaa          1,300,720
                    Total                                                          8,883,332
                    Indiana--3.3%
    1,000,000       Indiana Development Finance
                    Authority, Environmental Improvement
                    Revenue Bonds, 5.25% TOBs (Marathon
                    Oil Corp.) 12/2/2011                       BBB+ / Baa1         1,087,360
    2,000,000       Indiana Health Facility Financing
                    Authority, Hospital Revenue Bonds
                    (Series 2004A), 6.25% (Community
                    Foundation of Northwest Indiana),
                    3/1/2025                                    BBB- / NR          2,193,360
    1,000,000       Indiana Health Facility Financing
                    Authority, Hospital Revenue Refunding
                    Bonds, 5.25% (Floyd Memorial
                    Hospital, IN)/(Original Issue Yield:
                    5.50%), 2/15/2022                             A / NR           1,032,000
    2,200,000       Indiana Health Facility Financing
                    Authority, Revenue Bonds (Series
                    2004A), 5.375% (Deaconess
                    Hospital)/(AMBAC INS), 3/1/2029             AAA / Aaa          2,399,452
    1,725,000       Indiana State HFA, SFM Revenue Bonds
                    (Series A), 5.30% (GNMA
                    Collateralized Home Mortgage Program
                    GTD), 7/1/2022                               NR / Aaa          1,795,328
    1,500,000       Indiana State Office Building
                    Commission Capitol Complex, Revenue
                    Bonds, (Series A), 7.40% (MBIA
                    Insurance Corp. INS)/(Original Issue
                    Yield: 7.488%), 7/1/2015                    AAA / Aaa          1,943,700
    2,500,000       Indianapolis, IN Airport Authority,
                    Special Facilities Revenue Refunding
                    Bonds (Series 2004A), 5.10% (FedEx
                    Corp.), 1/15/2017                           BBB / Baa2         2,652,125
    1,500,000       Indianapolis, IN Local Public
                    Improvement Bond Bank, Refunding
                    Revenue  Bonds, (Series D), 6.75%
                    (Original Issue Yield: 6.90%),
                    2/1/2014                                     AA / NR           1,793,355
    2,000,000       St. Joseph County, IN Hospital
                    Authority, Health Facilities Revenue
                    Bonds (Series 2005), 5.375% (Madison
                    Center Obligated Group), 2/15/2034           BBB / NR          2,055,080
                    Total                                                          16,951,760
                    Iowa--0.2%
    1,000,000       Scott County, IA, Revenue Refunding
                    Bonds (Series 2004), 5.625%
                    (Ridgecrest Village), 11/15/2018                NR             1,054,380
                    Kansas--0.2%
    1,150,000       University of Kansas Hospital
                    Authority, Health Facilities Revenue
                    Bonds, 5.50% (KU Health
                    System)/(Original Issue Yield:
                    5.62%), 9/1/2022                             A- / NR           1,218,644
                    Louisiana--1.9%
    5,000,000       De Soto Parish, LA Environmental
                    Improvement Authority, Refunding
                    Revenue Bonds (Series 2005A), 4.75%
                    (International Paper Co.), 3/1/2019         BBB / Baa2         5,014,300
    1,500,000       Saint John the Baptist Parish, LA,
                    Environmental Improvement Refunding
                    Revenue Bonds (Series 1998), 5.35%
                    (Marathon Oil Corp.), 12/1/2013            BBB+ / Baa1         1,583,865
    3,000,000       St. James Parish, LA, Solid Waste
                    Disposal Revenue Bonds, 7.70% (IMC
                    Phosphates Co.)/(Original Issue
                    Yield: 7.75%), 10/1/2022                        NR             3,005,670
                    Total                                                          9,603,835
                    Maine--0.5%
    2,500,000       Portland, ME, General Airport Revenue
                    Bonds (Series 2003A), 5.00% (FSA
                    INS), 7/1/2023                              AAA / Aaa          2,705,000
                    Massachusetts--3.9%
    5,000,000       Commonwealth of Massachusetts, UT GO
                    Bonds (Series 2000B), 6.00% (U. S.
                    Treasury PRF 6/1/2010@100), 6/1/2016        AAA / Aa2          5,676,750
    1,830,000       Massachusetts Bay Transportation
                    Authority General Transportation
                    System, Special Assessment Bonds,
                    5.75% (U.S. Treasury PRF
                    7/1/2010@100), 7/1/2016                     AAA / Aa1          2,061,715
    170,000         Massachusetts Bay Transportation
                    Authority General Transportation
                    System, Special Assessment Bonds,
                    5.75%, 7/1/2016                             AAA / Aa1          189,021
    2,000,000       Massachusetts HEFA, Revenue Bonds
                    (Series 2004A), 6.375% (Northern
                    Berkshire Health System )/(Original
                    Issue Yield: 6.60%), 7/1/2034                BB- / NR          2,112,060
    790,000         Massachusetts HEFA, Revenue Bonds
                    (Series 2002D), 6.35%
                    (Milford-Whitinsville
                    Hospital)/(Original Issue Yield:
                    6.38%), 7/15/2032                          BBB- / Baa3         849,590
    1,000,000       Massachusetts HEFA, Revenue Bonds
                    (Series 2002D), 6.50%
                    (Milford-Whitinsville Hospital),
                    7/15/2023                                  BBB- / Baa3         1,099,210
    2,000,000       Massachusetts State Development
                    Finance Agency, Revenue Bonds, 5.00%
                    (Seven Hills Foundation &
                    Affiliates)/(Radian Asset Assurance
                    INS), 9/1/2035                               AA / Aa3          2,083,440
    1,250,000       Massachusetts State Development
                    Finance Agency, Solid Waste Disposal
                    Revenue Bonds, 5.45% (Waste
                    Management, Inc.), 6/1/2014                  BBB / NR          1,348,025
    40,000          Massachusetts Water Pollution
                    Abatement Trust Pool, Program Bonds
                    (Series 6) Revenue Bonds Unrefunded,
                    5.25% (Original Issue Yield: 5.50%),
                    8/1/2019                                    AAA / Aaa          43,856
    2,460,000       Massachusetts Water Pollution
                    Abatement Trust Pool, Program Series
                    6 Revenue Bonds Prerefunded, 5.25%
                    (U.S. Treasury PRF
                    8/1/2010@101)/(Original Issue Yield:
                    5.50%), 8/1/2019                            AAA / Aaa          2,736,922
    1,000,000       Springfield, MA, UT GO  Refunding
                    Bonds, 5.00% (FSA INS)/(Original
                    Issue Yield: 5.12%), 11/15/2018             AAA / Aaa          1,066,270
    1,000,000       Sterling, MA, UT GO Bonds, 6.00%
                    (FGIC INS), 2/15/2020                        NR / Aaa          1,125,320
                    Total                                                          20,392,179
                    Michigan--6.8%
    2,090,000       Cornell Township MI, Economic
                    Development Corp., Refunding Revenue
                    Bonds, 5.875% (MeadWestvaco
                    Corp.)/(U.S. Treasury PRF
                    5/1/2012@100), 5/1/2018                     AAA / Baa2         2,419,342
    2,515,000       Delta County, MI Economic Development
                    Corp., Environmental Improvement
                    Revenue Refunding Bonds (Series A),
                    6.25% (MeadWestvaco Corp.)/( U.S.
                    Treasury PRF 4/15/2012@100), 4/15/2027      AAA / Baa2         2,966,668
    3,000,000       Detroit, MI Sewage Disposal System,
                    Senior Lien Revenue Refunding Bonds
                    (Series 2003A), 5.00% (FSA INS),
                    7/1/2023                                    AAA / Aaa          3,246,000
    1,000,000       Dexter, MI Community Schools, UT GO
                    Bonds, 5.10% (FGIC INS), 5/1/2018           AAA / Aaa          1,129,410
    500,000         Gaylord, MI Hospital Finance
                    Authority, Hospital Revenue Refunding
                    Bonds (Series 2004), 6.20% (Otsego
                    Memorial Hospital Obligated
                    Group)/(Original Issue Yield: 6.45%),
                    1/1/2025                                        NR             510,865
    150,000         Gaylord, MI Hospital Finance
                    Authority, Hospital Revenue Refunding
                    Bonds (Series 2004), 6.50% (Otsego
                    Memorial Hospital Obligated
                    Group)/(Original Issue Yield: 6.70%),
                    1/1/2037                                        NR             154,257
    2,000,000       Kent Hospital Finance Authority, MI,
                    Revenue Bonds (Series 2005A), 6.00%
                    (Metropolitan Hospital ), 7/1/2035           BBB / NR          2,179,100
    2,780,000       Michigan Municipal Bond Authority,
                    Refunding Revenue Bonds (Series
                    2002), 5.25% (Drinking Water
                    Revolving Fund), 10/1/2021                  AAA / Aaa          3,057,305
    2,390,000       Michigan Municipal Bond Authority,
                    Revenue Bonds (Series 2000), 5.875%
                    (Clean Water Revolving Fund)/(U.S.
                    Treasury PRF 10/1/2010@101), 10/1/2015      AAA / Aaa          2,726,297
    2,595,000       Michigan Municipal Bond Authority,
                    Revenue Bonds (Series 2000), 5.875%
                    (Drinking Water Revolving Fund)/(U.S.
                    Treasury PRF 10/1/2010@101), 10/1/2015      AAA / Aaa          2,960,142
    1,950,000       Michigan State Comprehensive
                    Transportation Board, Revenue Bonds
                    (Series 2002B), 5.25% (FSA INS),
                    5/15/2020                                   AAA / Aaa          2,184,020
    2,265,000       Michigan State Comprehensive
                    Transportation Board, Revenue Bonds
                    (Series 2002B), 5.25% (FSA INS),
                    5/15/2021                                   AAA / Aaa          2,536,823
    1,500,000       Michigan State Hospital Finance
                    Authority, Hospital Revenue Bonds
                    (Series 2002A), 6.00% (Oakwood
                    Obligated Group), 4/1/2022                    A / A2           1,658,685
    2,000,000       Michigan State Hospital Finance
                    Authority, Refunding Revenue Bonds
                    (Series 2002A), 5.50% (Crittenton
                    Hospital, MI)/(Original Issue Yield:
                    5.67%), 3/1/2022                             A+ / A2           2,147,400
    1,000,000       Michigan State Strategic Fund,
                    Revenue Refunding PCR Bonds (Series
                    C), 5.45% (Detroit Edison Co.),
                    9/1/2029                                    BBB+ / A3          1,059,400
    2,000,000       Michigan State, Environmental
                    Protection Program UT GO Bonds, 5.25%
                    (U.S. Treasury PRF
                    11/1/2010@100)/(Original Issue Yield:
                    5.34%), 11/1/2018                            AA / Aa2          2,204,940
    1,000,000       Northern Michigan University, Revenue
                    Bonds, 5.125% (MBIA Insurance Corp.
                    INS)/(Original Issue Yield: 5.35%),
                    12/1/2020                                   AAA / Aaa          1,053,580
    1,000,000       Plainwell, MI Community School
                    District, UT GO Bonds, 5.50% (U.S.
                    Treasury PRF 11/1/2012@100), 5/1/2015        AA / Aa2          1,139,320
                    Total                                                          35,333,554
                    Minnesota--0.6%
    2,175,000       St. Paul, MN Housing & Redevelopment
                    Authority, Hospital Revenue Refunding
                    Bonds (Series A), 6.625% (Healtheast,
                    MN)/(Original Issue Yield: 6.687%),
                    11/1/2017                                   BB+ / Ba1          2,184,222
    1,000,000       St. Paul, MN Housing & Redevelopment
                    Authority, Revenue Bonds (Series
                    1997A), 5.70% (Healtheast,
                    MN)/(Original Issue Yield: 5.756%),
                    11/1/2015                                   BB+ / Ba1          1,012,260
                    Total                                                          3,196,482
                    Mississippi--0.4%
    2,050,000       Mississippi Business Finance Corp.,
                    Refunding PCR Bonds, 5.90% (System
                    Energy Resources, Inc.)/(Original
                    Issue Yield: 5.93%), 5/1/2022               BBB- / Ba1         2,085,814
                    Missouri--0.3%
    700,000         Kansas City, MO IDA, MFH Revenue
                    Bonds, 6.70% (Woodbridge Apartments
                    Project), 8/1/2015                              NR             669,123
    460,000         Missouri State Environmental
                    Improvement & Energy Authority, State
                    Revolving Funds Revenue Bonds,
                    (Series A), 5.25%, 1/1/2014                  NR / Aaa          501,119
    285,000         Missouri State Environmental
                    Improvement & Energy Authority, State
                    Revolving Funds Revenue Bonds,
                    (Series B), 5.625% (U.S. Treasury PRF
                    10/1/2010@100), 7/1/2015                     NR / Aaa          320,577
    265,000         Missouri State Environmental
                    Improvement & Energy Authority, State
                    Revolving Funds Revenue Bonds,
                    (Series B), 5.625%, 7/1/2015                 NR / Aaa          294,545
                    Total                                                          1,785,364
                    Nevada--0.4%
    1,000,000       Henderson, NV, Health Facility
                    Revenue Bonds (Series 2004A), 5.625%
                    (Catholic Healthcare West)/(Original
                    Issue Yield: 5.72%), 7/1/2024               A- / Baa1          1,085,220
    250,000         Henderson, NV, Local Improvement
                    District No. T-16 LT Obligation
                    Improvement Bonds, 5.10% (The Falls
                    at Lake Las Vegas)/(Original Issue
                    Yield: 5.15%), 3/1/2022                         NR             251,383
    600,000         Henderson, NV, Local Improvement
                    District No. T-16 LT Obligation
                    Improvement Bonds, 5.125% (The Falls
                    at Lake Las Vegas)/(Original Issue
                    Yield: 5.20%), 3/1/2025                         NR             603,438
                    Total                                                          1,940,041
                    New Hampshire--0.3%
    1,685,000       New Hampshire Higher Educational &
                    Health Facilities Authority,
                    Healthcare System Revenue Bonds
                    (Series 2004), 5.375% (Covenant
                    Health Systems)/(Original Issue
                    Yield: 5.50%), 7/1/2024                       A / NR           1,800,877
                    New Jersey--3.4%
    1,100,000       New Jersey EDA, Revenue Refunding
                    Bonds (Series A), 5.75% (Winchester
                    Gardens at Ward Homestead)/(Original
                    Issue Yield: 5.75%), 11/1/2024                  NR             1,176,527
    2,000,000       New Jersey EDA, School Facilities
                    Construction Revenue Bonds (Series
                    2004I), 5.25% (New Jersey
                    State)/(U.S. Treasury PRF
                    9/1/2014@100), 9/1/2024                      A+ / A1           2,267,700
    5,000,000       New Jersey EDA, School Facilities
                    Revenue Bonds (Series 2003F), 5.00%
                    (New Jersey State)/(U.S. Treasury PRF
                    6/15/2013@100)/(Original Issue Yield:
                    5.08%), 6/15/2026                            A+ / A1           5,553,250
    5,000,000  1    New Jersey State Transportation Trust
                    Fund Authority, Residual Interest
                    Tax-Exempt Securities (PA-1204),
                    8.47507% (FSA INS), 12/15/2013                  NR             6,683,800
    1,500,000       Newark, NJ Housing Authority, Revenue
                    Bonds (Series 2004), 5.25% (Port
                    Authority-Port Newark Marine
                    Terminal)/(MBIA Insurance Corp. INS),
                    1/1/2022                                    AAA / Aaa          1,639,110
                    Total                                                          17,320,387
                    New Mexico--0.8%
    4,000,000       New Mexico State Finance Authority
                    Transportation Revenue, Senior Lien
                    Transportation Revenue Bonds (Series
                    2004A), 5.25% (MBIA Insurance Corp.
                    INS), 6/15/2024                             AAA / Aaa          4,403,320
                    New York--13.0%
    700,000         Albany County, NY IDA, Industrial
                    Development Revenue Bonds (Series
                    2004A), 5.625% (Albany College of
                    Pharmacy), 12/1/2034                        BBB- / NR          741,251
    2,000,000       Hempstead Town, NY IDA, Civic
                    Facility Revenue Bonds, 5.25%
                    (Hofstra University), 7/1/2018               A / Baa1          2,164,780
    5,000,000  1    Metropolitan Transportation
                    Authority, NY, Residual Interest
                    Tax-Exempt Securities (PA-1042R),
                    8.47507% (MBIA Insurance Corp. INS),
                    1/1/2010                                        NR             6,229,300
    3,000,000  1    New York City, NY IDA, Liberty
                    Revenue Bonds (Series A), 6.25% (7
                    World Trade Center LLC), 3/1/2015               NR             3,171,900
    4,000,000       New York City, NY IDA, Special
                    Airport Facility Revenue Bonds
                    (Series 2001A), 5.50% (Airis JFK I
                    LLC Project at JFK
                    International)/(Original Issue Yield:
                    5.65%), 7/1/2028                           BBB- / Baa3         4,073,960
    3,000,000       New York City, NY Municipal Water
                    Finance Authority, Water & Sewer
                    System Revenue Bonds (Fiscal 2005
                    Series C), 5.00%, 6/15/2030                 AA+ / Aa2          3,217,620
    260,000         New York City, NY Transitional
                    Finance Authority, Revenue Bonds
                    (Series 2000C), 5.50% (Original Issue
                    Yield: 5.68%), 11/1/2020                    AAA / Aa1          285,623
    4,740,000       New York City, NY Transitional
                    Finance Authority, Revenue Bonds
                    (Series 2000C), 5.50% (U.S. Treasury
                    PRF 5/1/2010@101)/(Original Issue
                    Yield: 5.68%), 11/1/2020                    AAA / Aa1          5,316,289
    3,000,000       New York City, NY, UT GO Bonds
                    (Fiscal 2005 Series J), 5.00%,
                    3/1/2035                                     A+ / A1           3,177,930
    2,000,000       New York City, NY, UT GO Bonds
                    (Series 2003J), 5.50%, 6/1/2023              A+ / A1           2,199,700
    2,000,000       New York City, NY, UT GO Bonds
                    (Series 2004I), 5.00%, 8/1/2020              A+ / A1           2,143,960
    800,000         New York State Dormitory Authority,
                    Revenue Bonds (Series 2005), 5.00%
                    (Rochester General Hospital)/(Radian
                    Asset Assurance INS), 12/1/2035              AA / Aa3          845,224
    2,500,000       New York State Dormitory Authority,
                    Revenue Bonds (Series A), 5.50%
                    (University of Rochester,
                    NY)/(Original Issue Yield: 5.60%),
                    7/1/2016                                     A+ / A1           2,701,650
    5,000,000       New York State Dormitory Authority,
                    Revenue Bonds, 6.00% (State
                    University of New York)/(MBIA
                    Insurance Corp. INS), 5/15/2016             AAA / Aaa          5,710,050
    1,510,000       New York State Environmental
                    Facilities Corp., Clean Water &
                    Drinking Revenue Bonds, 5.25%
                    (Escrowed In Treasuries COL),
                    6/15/2014                                   AAA / Aaa          1,627,871
    990,000         New York State Environmental
                    Facilities Corp., Clean Water &
                    Drinking Revenue Bonds, 5.25%,
                    6/15/2014                                   AAA / Aaa          1,062,211
    3,315,000       New York State Mortgage Agency,
                    Mortgage Revenue Bonds (Twenty-Ninth
                    Series), 5.40%, 10/1/2022                    NR / Aaa          3,457,512
    4,000,000       New York State Thruway Authority,
                    Local Highway & Bridge Service
                    Contract Revenue Bonds (Series A-2),
                    5.375% (New York State)/(U.S.
                    Treasury PRF 4/1/2008@101), 4/1/2016        AAA / Aaa          4,310,680
    3,000,000       Suffolk County, NY Water Authority,
                    Waterworks Refunding Revenue Bonds,
                    6.00% (MBIA Insurance Corp. INS),
                    6/1/2014                                    AAA / Aaa          3,577,350
    4,000,000       Tobacco Settlement Financing Corp.,
                    NY, Asset Backed Revenue Bonds
                    (Series 2003A-1), 5.25% (New York
                    State)/(AMBAC INS), 6/1/2021                AAA / Aaa          4,386,160
    5,320,000       Triborough Bridge & Tunnel Authority,
                    NY, General Purpose Revenue Bonds
                    (Series 1999B), 5.75% (Escrowed In
                    Treasuries COL), 1/1/2015                   AAA / Aa2          5,880,302
    1,000,000       United Nations, NY Development Corp.,
                    Senior Lien Refunding Revenue Bonds
                    (Series 2004A), 5.25%, 7/1/2021              NR / A3           1,039,030
                    Total                                                          67,320,353
                    North Carolina--1.3%
    3,000,000       North Carolina Eastern Municipal
                    Power Agency, Power Supply System
                    Revenue Refunding Bonds (Series D),
                    5.125% (Original Issue Yield: 5.25%),
                    1/1/2023                                    BBB / Baa2         3,117,300
    1,735,000       North Carolina HFA, Home Ownership
                    Revenue Bonds (Series 13-A), 5.25%,
                    1/1/2022                                     AA / Aa2          1,800,479
    1,600,000       North Carolina Medical Care
                    Commission, Health Care Housing
                    Revenue Bonds (Series 2004A), 5.80%
                    (Arc of North Carolina Projects),
                    10/1/2034                                   NR / Baa1          1,636,832
                    Total                                                          6,554,611
                    Ohio--4.4%
    1,700,000       Cleveland, OH Municipal School
                    District, UT GO Bonds, 5.25% (FSA
                    INS), 12/1/2024                             AAA / Aaa          1,864,050
    400,000         Franklin County, OH Health Care
                    Facilities, Improvement Revenue Bonds
                    (Series 2005A), 5.125% (Ohio
                    Presbyterian Retirement
                    Services)/(Original Issue Yield:
                    5.25%), 7/1/2035                             BBB / NR          413,796
    3,000,000       Franklin County, OH Health Care
                    Facilities, Revenue Refunding Bonds,
                    5.50% (Ohio Presbyterian Retirement
                    Services)/(Original Issue Yield:
                    5.64%), 7/1/2017                             BBB / NR          3,107,490
    1,360,000       Ohio HFA, Residential Mortgage
                    Revenue Bonds (Series 2002A-2), 5.50%
                    (GNMA Collateralized Home Mortgage
                    Program LOC), 9/1/2022                       NR / Aaa          1,438,717
    4,000,000       Ohio State Air Quality Development
                    Authority, PCR Refunding Bonds
                    (Series 2002A), 6.00% (Cleveland
                    Electric Illuminating Co.), 12/1/2013       BB+ / Baa3         4,180,280
    4,135,000       Ohio State, Infrastructure
                    Improvement UT GO Bonds (Series
                    1999A), 5.75% (U.S. Treasury PRF
                    2/1/2010@101), 2/1/2017                     AAA / Aa1          4,652,495
    5,500,000       Ohio State, Infrastructure
                    Improvement UT GO Bonds (Series A),
                    5.50% (U.S. Treasury PRF
                    2/1/2010@101)/(Original Issue Yield:
                    5.65%), 2/1/2019                            AAA / Aa1          6,129,860
    775,000         Toledo-Lucas County, OH Port
                    Authority, Revenue Bonds (Series
                    2004C), 6.375% (Northwest Ohio Bond
                    Fund), 11/15/2032                               NR             819,446
                    Total                                                          22,606,134
                    Oklahoma--0.2%
    1,000,000       Tulsa, OK Industrial Authority,
                    Revenue Bonds, (Series A), 6.00%
                    (University of Tulsa)/(MBIA Insurance
                    Corp. INS), 10/1/2016                       AAA / Aaa          1,191,140
                    Oregon--1.0%
    1,500,000       Clackamas County, OR Hospital
                    Facilities Authority, Revenue
                    Refunding Bonds (Series 2001), 5.25%
                    (Legacy Health System)/(Original
                    Issue Yield: 5.50%), 5/1/2021                AA / Aa3          1,601,280
    3,395,000       Multnomah County, OR Hospital
                    Facilities Authority, Revenue Bonds
                    (Series 2004), 5.25% (Providence
                    Health System), 10/1/2015                    AA / Aa3          3,781,419
                    Total                                                          5,382,699
                    Pennsylvania--4.9%
    3,000,000       Allegheny County, PA HDA, Health
                    System Revenue Bonds (Series 2000B),
                    9.25% (West Penn Allegheny Health
                    System)/(Original Issue Yield:
                    9.70%), 11/15/2030                            B / B1           3,611,610
    1,280,000       Allegheny County, PA HDA, Refunding
                    Revenue Bonds (Series 1998A), 5.125%
                    (South Hills Health System)/(Original
                    Issue Yield: 5.40%), 5/1/2029               NR / Baa1          1,263,782
    4,000,000  1    Delaware Valley, PA Regional Finance
                    Authority, Residual Interest
                    Tax-Exempt Securities (PA-1029),
                    8.90603%, 7/1/2017                              NR             5,353,400
    500,000         Pennsylvania EDFA, Exempt Facilities
                    Revenue Bonds (Series 2003A), 6.75%
                    (Reliant Energy, Inc.), 12/1/2036            NR / B1           540,315
    2,000,000       Pennsylvania HFA, SFM Revenue Bonds
                    (Series 2002-73A), 5.45%, 10/1/2032         AA+ / Aa2          2,084,360
    1,000,000       Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds
                    (Series 2001A), 6.00% (UPMC Health
                    System)/(Original Issue Yield:
                    6.10%), 1/15/2022                            A+ / NR           1,112,600
    5,000,000       Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds
                    (Series 2001A), 6.25% (UPMC Health
                    System), 1/15/2016                           A+ / NR           5,681,000
    1,000,000       Pennsylvania State Higher Education
                    Facilities Authority, Revenue Bonds
                    (Series 2004A), 5.25% (Philadelphia
                    University)/(Original Issue Yield:
                    5.32%), 6/1/2032                            BBB / Baa2         1,014,540
    3,480,000       Philadelphia, PA Redevelopment
                    Authority, Neighborhood
                    Transformation Revenue Bonds (Series
                    2005C), 5.00% (FGIC INS), 4/15/2030         AAA / Aaa          3,711,490
    1,000,000       Pittsburgh & Allegheny County PA,
                    Public Auditorium Hotel Room Revenue
                    Bonds, 5.00% (AMBAC INS)/(Original
                    Issue Yield: 5.15%), 2/1/2017               AAA / Aaa          1,076,590
                    Total                                                          25,449,687
                    Puerto Rico--1.0%
    4,500,000       Puerto Rico Electric Power Authority,
                    Revenue Bonds (Series II), 5.25% (XL
                    Capital Assurance Inc. INS)/(Original
                    Issue Yield: 5.27%), 7/1/2022               AAA / Aaa          4,976,325
                    Rhode Island--0.5%
    2,500,000       Rhode Island State Health and
                    Educational Building Corp., Hospital
                    Financing Revenue Bonds (Series
                    2002), 6.375% (Lifespan Obligated
                    Group)/(Original Issue Yield: 6.58%),
                    8/15/2021                                  BBB+ / Baa1         2,811,875
                    South Carolina--1.5%
    1,395,000       Lexington County, SC Health Services
                    District, Inc., Hospital Revenue
                    Bonds (Series 2004), 6.00% (Lexington
                    Medical Center), 5/1/2019                     A / A2           1,581,093
    2,850,000       South Carolina Jobs-EDA, Economic
                    Development Revenue Bonds, (Series
                    2002A), 5.50% (Bon Secours Health
                    System)/(Original Issue Yield:
                    5.75%), 11/15/2023                           A- / A3           3,027,954
    2,795,000       South Carolina Jobs-EDA, Health
                    System Revenue Bonds (Series A),
                    5.625% (Bon Secours Health
                    System)/(Original Issue Yield:
                    5.84%), 11/15/2030                           A- / A3           2,985,982
                    Total                                                          7,595,029
                    South Dakota--0.9%
    2,225,000       South Dakota Housing Development
                    Authority, Home Ownership Mortgage
                    Revenue Bonds (Series 2002C), 5.35%,
                    5/1/2022                                    AAA / Aa1          2,371,739
    2,420,000       South Dakota Housing Development
                    Authority, Multiple Purpose Revenue
                    Bonds (Series 2002A), 5.15% (FSA
                    INS), 11/1/2020                              NR / Aaa          2,543,759
                    Total                                                          4,915,498
                    Tennessee--2.6%
    1,000,000       Harpeth Valley Utilities District,
                    TN, Revenue Bonds, 5.05% (MBIA
                    Insurance Corp. INS)/(Original Issue
                    Yield: 5.08%), 9/1/2020                     AAA / Aaa          1,065,930
    5,515,000       Metropolitan Government Nashville &
                    Davidson County, TN HEFA, Hospital
                    Revenue Bonds (Series 1998A), 4.90%
                    (Baptist Hospital, Inc. (TN))/
                    (Escrowed In Treasuries COL),
                    11/1/2014                                   AAA / Aaa          6,035,892
    1,120,000       Shelby County, TN Health Education &
                    Housing Facilities Board, Hospital
                    Revenue Bonds, 6.50% (Methodist
                    Healthcare)/(U.S. Treasury
                    COL)/(Original Issue Yield: 6.57%),
                    9/1/2021                                     A- / A3           1,334,480
    1,880,000       Shelby County, TN Health Education &
                    Housing Facilities Board, Hospital
                    Revenue Bonds, 6.50% (Methodist
                    Healthcare)/(U.S. Treasury PRF
                    9/1/2012@100)/(Original Issue Yield:
                    6.57%), 9/1/2021                             A- / A3           2,254,289
    2,500,000       Sullivan County, TN Health
                    Educational & Housing Facilities
                    Board, Hospital Revenue Bonds, 6.25%
                    (Wellmont Health System)/(Original
                    Issue Yield: 6.45%), 9/1/2022               BBB+ / NR          2,776,250
                    Total                                                          13,466,841
                    Texas--10.4%
    4,900,000       Aledo, TX Independent School
                    District, School Building UT GO Bonds
                    (Series 2005A), 5.00% (PSFG INS),
                    2/15/2030                                   AAA / Aaa          5,213,502
    4,600,000       Austin, TX Electric Utility System,
                    Refunding Revenue Bonds, 5.25% (MBIA
                    Insurance Corp. INS), 11/15/2022            AAA / Aaa          5,059,954
    3,965,000       Brazos River Authority, TX, Refunding
                    PCR Bonds (Series 2001C), 5.75% TOBs
                    (TXU Energy), Mandatory Tender
                    11/1/2011                                  BBB- / Baa2         4,249,330
    2,845,000       Cedar Hill, TX Independent School
                    District, School Building UT GO
                    Bonds, 5.00% (PSFG INS), 2/15/2030           AAA / NR          2,994,903
    2,000,000       Comal County, TX HFDC, Revenue Bonds
                    (Series 2002A), 6.125% (McKenna
                    Memorial Hospital)/(Original Issue
                    Yield: 6.28%), 2/1/2022                     BBB / Baa2         2,184,680
    3,000,000       Decatur, TX Hospital Authority,
                    Hospital Revenue Bonds (Series
                    2004A), 7.00% (Wise Regional Health
                    System)/(Original Issue Yield:
                    7.125%), 9/1/2025                               NR             3,302,220
    8,170,000       Harlingen, TX Consolidated
                    Independent School District,
                    Refunding UT GO Bonds, 5.00% (PSFG
                    INS), 8/15/2029                             AAA / Aaa          8,714,612
    2,200,000       Harris County, TX HFDC, Hospital
                    Revenue Bonds, (Series 1997A), 6.00%
                    (Memorial Hospital System)/(MBIA
                    Insurance Corp. LOC), 6/1/2011              AAA / Aaa          2,518,230
    4,000,000       Harris County, TX HFDC, Hospital
                    Revenue Bonds, (Series 1997A), 6.00%
                    (Memorial Hospital System)/(MBIA
                    Insurance Corp. LOC), 6/1/2012              AAA / Aaa          4,630,960
    600,000         Matagorda County, TX Navigation
                    District Number One, Collateralized
                    Refunding Revenue Bonds, 5.60%
                    (Centerpoint Energy Houston
                    Electric), 3/1/2027                         BBB / Baa2         633,270
    2,300,000       Port of Corpus Christi, TX IDC,
                    Revenue Refunding Bonds (Series C),
                    5.40% (Valero Energy Corp.), 4/1/2018      BBB- / Baa3         2,403,086
    2,165,000       Richardson, TX Hospital Authority,
                    Refunding & Improvement Hospital
                    Revenue Bonds, 5.875% (Richardson
                    Regional Medical Center)/(Original
                    Issue Yield: 6.05%), 12/1/2024              BBB / Baa2         2,344,024
    1,000,000       Sam Rayburn, TX Municpal Power
                    Agency, Refunding Revenue Bonds
                    (Series 2002A), 6.00%, 10/1/2021           BBB- / Baa2         1,089,290
    1,000,000       San Antonio, TX Water System, Revenue
                    Refunding Bonds, 5.75%, 5/15/2013           AA- / Aa3          1,104,580
    5,000,000       Texas State Affordable Housing Corp.,
                    MFH Revenue Bonds (Series 2002A),
                    5.40% (American Housing
                    Foundation)/(MBIA Insurance Corp.
                    INS), 9/1/2022                              AAA / Aaa          5,268,600
    850,000         Texas State Transportation
                    Commission, Mobility Fund Bonds
                    (Series 2005A), 5.00% (Texas State),
                    4/1/2030                                     AA / Aa1          908,463
    1,000,000       Texas Water Development Board, State
                    Revolving Funds Revenue Bonds,
                    (Series B), 5.00% (Original Issue
                    Yield: 5.28%), 7/15/2019                    AAA / Aaa          1,046,560
                    Total                                                          53,666,264
                    Utah--3.7%
    13,500,000      Salt Lake City, UT Hospital
                    Authority, Hospital Revenue Refunding
                    Bonds (Series A), 8.125% (IHC
                    Hospitals Inc., UT)/(Escrowed In
                    Treasuries COL)/(Original Issue
                    Yield: 8.17%), 5/15/2015                     AAA / NR          16,857,045
    2,000,000       Utah County, UT IDA, Environmental
                    Improvement Revenue Bonds, 5.05% TOBs
                    (Marathon Oil Corp.), Mandatory
                    Tender 11/1/2011                           BBB+ / Baa1         2,126,180
                    Total                                                          18,983,225
                    Virginia--3.1%
    3,000,000       Chesapeake, VA IDA, PCR Bonds, 5.25%
                    (Virginia Electric & Power Co.),
                    2/1/2008                                    BBB+ / A3          3,051,870
    5,000,000       Richmond, VA, UT GO Bonds, 5.50% (FSA
                    INS)/(Original Issue Yield: 5.58%),
                    1/15/2018                                   AAA / Aaa          5,561,000
    3,000,000       Tobacco Settlement Financing Corp.,
                    VA, Revenue Bonds, 5.625% (Original
                    Issue Yield: 5.78%), 6/1/2037               BBB / Baa3         3,085,980
    3,900,000       Virginia Peninsula Port Authority,
                    Coal Terminal Revenue Refunding Bonds
                    (Series 2003), 6.00% (Brinks Co.
                    (The)), 4/1/2033                            BBB / Baa3         4,239,066
                    Total                                                          15,937,916
                    Washington--3.8%
    4,500,000       Port of Seattle, WA, Subordinate Lien
                    Revenue Bonds (Series 1999A), 5.25%
                    (FGIC INS), 9/1/2021                        AAA / Aaa          4,894,110
    1,000,000       Seattle, WA Water System, Revenue
                    Bonds, 5.25%, 3/1/2013                       AA / Aa2          1,070,690
    500,000         Skagit County, WA Public Hospital
                    District No. 1, Revenue Bonds (Series
                    2005), 5.50% (Skagit Valley
                    Hospital), 12/1/2030                        NR / Baa3          523,650
    5,595,000       Washington State Convention & Trade
                    Center, Lease Revenue Certificates of
                    Participation, 5.125% (MBIA Insurance
                    Corp. INS)/(Original Issue Yield:
                    5.30%), 7/1/2013                            AAA / Aaa          6,008,582
    6,675,000       Washington State, UT GO Bonds,
                    (Series A), 5.625% (Original Issue
                    Yield: 5.66%), 7/1/2022                      AA / Aa1          7,336,893
                    Total                                                          19,833,925
                    Wisconsin--3.7%
    1,000,000       Marinette County, WI, UT GO Refunding
                    Bonds, 6.50% (FGIC INS), 9/1/2018            NR / Aaa          1,160,940
    2,045,000       Wisconsin Housing & EDA, Housing
                    Revenue Bonds (Series 2002C), 5.35%
                    (MBIA Insurance Corp. INS), 11/1/2022       AAA / Aaa          2,155,041
    5,500,000       Wisconsin State HEFA, Refunding
                    Revenue Bonds, 5.75% (Wheaton
                    Franciscan Services)/(Original Issue
                    Yield: 5.96%), 8/15/2025                      A / A2           5,956,665
    300,000         Wisconsin State HEFA, Revenue Bonds
                    (Series 2004), 5.50% (Blood Center of
                    Southeastern Wisconsin,
                    Inc.)/(Original Issue Yield: 5.583%),
                    6/1/2024                                    BBB+ / NR          320,577
    430,000         Wisconsin State HEFA, Revenue Bonds
                    (Series 2004), 5.75% (Blood Center of
                    Southeastern Wisconsin,
                    Inc.)/(Original Issue Yield: 5.82%),
                    6/1/2034                                    BBB+ / NR          464,327
    2,000,000       Wisconsin State HEFA, Revenue Bonds
                    (Series 2004), 5.75% (Fort
                    Healthcare, Inc.)/(Original Issue
                    Yield: 5.84%), 5/1/2029                     BBB+ / NR          2,135,680
    1,340,000       Wisconsin State HEFA, Revenue Bonds
                    (Series 2004A), 6.75% (Beaver Dam
                    Community Hospitals, Inc.)/(Original
                    Issue Yield: 6.95%), 8/15/2034                  NR             1,420,333
    1,400,000       Wisconsin State HEFA, Revenue Bonds
                    (Series 2005), 5.25% (Vernon Memorial
                    Healthcare, Inc.)/(Original Issue
                    Yield: 5.28%), 3/1/2035                     BBB- / NR          1,422,400
    2,000,000       Wisconsin State HEFA, Revenue Bonds,
                    6.00% (SynergyHealth, Inc.)/(Original
                    Issue Yield: 6.10%), 11/15/2023             BBB+ / NR          2,196,400
    1,630,000       Wisconsin State HEFA, Revenue Bonds,
                    6.00% (Agnesian Healthcare,
                    Inc.)/(Original Issue Yield: 6.15%),
                    7/1/2030                                     A- / A3           1,743,236
                    Total                                                          18,975,599
                    Wyoming--0.2%
    1,000,000       University of Wyoming, University
                    Facilities Improvement Revenue Bonds,
                    5.50% (MBIA Insurance Corp.
                    INS)/(Original Issue Yield: 5.70%),
                    6/1/2019                                    AAA / Aaa          1,083,490
                    Total MUNICIPAL BONDS
                    (identified cost $474,292,364)                                 513,067,059
                    other--0.3%
    1,500,000  1    GMAC Municipal Mortgage Trust, Pfd.,
                    (Series B-2), 5.50%, 10/31/2040
                    (IDENTIFIED COST $1,500,000)                NR / Baa1          1,518,810
                    Total municipal  Investments - 99.3
                     (identified cost $475,792,364)3                               514,585,869
                    OTHER ASSETS AND LIABILITIES - NET -
                    0.7%                                                           3,718,051
                    TOTAL NET ASSETS - 100%                                    $   518,303,920


Securities that are subject to the federal alternative minimum tax (AMT) represent 8.1% of the portfolio as calculated based upon total portfolio market value.

     1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At June 30, 2005, these securities amounted to $32,562,720 which represents 6.3% of total net assets.

          Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2005 is as follows:

          Security                       Acquisition Date      Acquisition Cost
          ---------------------------------------------------------------------
          ---------------------------------------------------------------------
          Capital Trust Agency, FL,          4/23/2002            $ 3,000,000
          Revenue Bonds (Series 2001),
          10.00% (Seminole Tribe of
          Florida Convention and
          Resort Hotel Facilities),
          10/1/2033
          ---------------------------------------------------------------------
          ---------------------------------------------------------------------
          New York City, NY IDA,             3/15/2005            $ 3,000,000
          Liberty Revenue Bonds
          (Series A), 6.25% (7 World
          Trade Center LLC), 3/1/2015
          ---------------------------------------------------------------------
          ---------------------------------------------------------------------

     2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

                                                                     Unrealized
          Expiration Date  Contracts To Receive      Position       Appreciation
          ---------------------------------------------------------------------
          ---------------------------------------------------------------------
             Sep 2005     75 U.S. Treasury Notes       Short          $ 12,400
                              10 Year Futures
          ---------------------------------------------------------------------
          ---------------------------------------------------------------------

     3 At June 30, 2005, the cost of investments for federal tax purposes was $475,778,725. The net unrealized appreciation of investments for federal tax purposes was $38,807,144. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,838,021 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,877.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
COL         --Collateralized
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranty
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LOC         --Letter of Credit
LT          --Limited Tax
MFH         --Multi-Family Housing
PCR         --Pollution Control Revenue
PCFA        --Pollution Control Finance Authority
PRF         --Prerefunded
PSFG        --Permanent School Fund Guarantee
RITES       --Residual Interest Tax-Exempt Securities
SFM         --Single Family Mortgage
TOBs        --Tender Option Bonds
UT          --Unlimited Tax






























Item 2.     Controls and Procedures

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        August 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer


Date        August 22, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer


Date        August 22, 2005